1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

SHAYNA GILMORE

shayna.gilmore@dechert.com +1 202 261 3362 Direct +1 202 261 3091 Fax

February 28, 2019

Via Edgar

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	HSBC Funds (File Nos. 033-07647 and 811-04782) (the “Registrant”) Amendment No. 239 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Section 8 of the Investment Company Act of 1940, as amended, is Amendment No. 239 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”). This filing is being made for the purpose of (i) updating certain financial information; (ii) filing the required exhibits; and (iii) making other changes to the Registration Statement. Beneficial interests in the HSBC Opportunity Portfolio, a series of the Registrant, are not being registered under the Securities Act of 1933, as amended (the “1933 Act”), since such interests will be issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act.

No fee is required in connection with this filing. Please direct any questions concerning the filing to me at 202.261.3362.

Very truly yours,

/s/ Shayna Gilmore

Shayna Gilmore